Share capital	12 Months Ended
Dec. 31, 2018
Share Capital [Abstract]
Share capital
12.	Share capital

Authorized share capital

Unlimited number of common shares without par value.

At December 31, 2018, the Company had 32,332,343 issued and outstanding common shares (December 31, 2017 – 23,794,106).

During the year ended December 31, 2018, the Company issued a total of 8,028,521 common shares and 5,411,900 transferrable warrants for gross proceeds of $24,091,775 and 207,000 common shares for services with a fair value of $1,033,611. Share issue costs related to these issuances was $2,916,165 and includes 2,286 common shares issued for finder’s fees with a fair value of $23,678 and 1,020,094 warrants issued with a fair value of $940,070. Upon the exercise of warrants, the Company issued 294,232 common shares and received proceeds of $1,639,449. Upon the exercise of stock options, the Company issued 6,198 common shares and received proceeds of $12,395.

Basic and fully diluted loss per share

The calculation of basic and fully diluted loss per share for the year ended December 31, 2018 was based on the loss attributable to common shareholders of $10,038,145 (2017- $11,366,372) and the weighted average number of common shares outstanding of 26,582,664 (2017- 21,818,315). Fully diluted loss per share did not include the effect of stock options and warrants as the effect would be anti-dilutive.

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 30,000,000. Such options will be exercisable for a period of up to 7 years from the date of grant. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company.

Options granted vest one-quarter on the first anniversary subsequent to the grant date and the remaining three-quarters vest in thirty-six equal monthly instalments commencing on the first anniversary of the grant date.

On exercise, each option allows the holder to purchase one common share of the Company.

The changes in options during the years ended December 31, 2018 and 2017 are as follows:

	December 31, 2018		December 31, 2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	28,598,750	$0.40	28,087,500	$0.38
Options granted	1,307,424	9.29	560,000	2.00
Options exercised	(6,198)	2.00	(6,250)	0.30
Options expired and forfeited	(143,802)	3.03	(42,500)	2.00
Options cancelled	(25,000,000)	0.37
Options outstanding, ending	4,756,174	$2.73	28,598,750	$0.40

Details of options outstanding as at December 31, 2018 are as follows:

Exercise price	Weighted average contractual life	Number of options outstanding	Number of options exercisable
$0.30	3.45 years	2,045,455	2,045,455
$0.30	3.62 years	308,522	263,529
$0.80	3.94 years	677,273	522,065
$0.80	4.18 years	12,500	8,854
$2.00	4.47 years	12,500	8,594
$2.00	5.13 years	357,500	243,646
$2.00	5.61 years	50,000	17,708
$9.60 USD	6.02 years	337,500	110,000
$9.00 USD	6.30 years	150,000	112,500
$9.16 USD	6.61 years	275,000	-
$1.53 USD	4.89 years	120,000	-
$5.00 USD	4.92 years	409,924	409,924
	4.30 years	4,756,174	3,742,275

The weighted average grant date fair value of options granted during the year ended December 31, 2018 was $2.27 (2017-$0.74). The fair value was calculated using the Black-Scholes option pricing model using the following weighted average assumptions:

	Year ended December 31, 2018	Year ended December 31, 2017
Expected life of options	5 years	5 years
Annualized volatility	60%	60%
Risk-free interest rate	1.91% - 2.9%	1.02% - 1.43%
Dividend rate	0%	0%

During the year ended December 31, 2018, the Company recognized stock-based compensation expense of $3,228,508 (2017 - $889,511; 2016 - $1,461,189).

Warrants

On exercise, each warrant allows the holder to purchase one common share of the Company.

The changes in warrants during the years ended December 31, 2018 and 2017 are as follows:

	December 31, 2018		December 31, 2017
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	11,856,857	$4.70	9,266,793	$3.28
Warrants issued	10,807,093	5.36	2,592,564	9.82
Warrants exercised	(294,232)	5.08	(2,500)	4.00
Warrants outstanding, ending	22,369,718	$5.03	11,856,857	$4.70

At December 31, 2018, all warrants outstanding, except for 212,500 placement agents’ warrants, were exercisable. Details of warrants outstanding as at December 31, 2018 are as follows:

Exercise Price	Weighted average contractual life	Number of warrants outstanding
Non-Transferable Warrants
$0.80 CAD - $16.00 CAD	2.76 years	11,457,559
$2.00 USD - $24.00 USD	4.65 years	5,764,492
Transferable Warrants
$4.25 USD	4.61 years	5,147,668